Cost of sales - before impairment of non-current assets (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about cost of sales of non current assets [line Items]
Total Variable Costs		$ 16,168,612	$ 13,219,834
Total Fixed Costs		5,774,829	5,689,755
Cost of sales		(21,943,441)	(18,909,589)
Variable Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Depreciation, amortization and depletion		3,169,536	2,953,636
Imported products	[1]	6,226,515	4,127,712
Purchases of crude in association and concession	[2]	3,918,432	1,708,271
Purchases of hydrocarbons - ANH	[3]	2,460,508	1,284,644
Hydrocarbon transport services		449,215	436,187
Electric energy		506,011	544,479
Gas royalties in cash		515,160	417,255
Processing materials		402,041	421,551
Purchases of other products and gas		352,677	301,996
Services contracted in associations		124,214	127,708
Others	[4]	(1,955,697)	896,395
Fixed Costs [Member]
Disclosure of detailed information about cost of sales of non current assets [line Items]
Hydrocarbon transport services		27,979	120,563
Services contracted in associations		557,410	593,567
Depreciation and amortization		1,396,027	1,442,247
Labor costs		1,145,398	1,181,037
Maintenance		1,075,034	1,006,407
Contracted services		809,689	776,300
Taxes and contributions		396,015	321,320
Materials and operating supplies		246,622	220,215
General costs	[5]	$ 120,655	$ 28,099

[1]	The imported products correspond mainly to ACPM and diluent to facilitate the transport of heavy crude oil.
[2]	The increase in purchases corresponds to 1) new contracts with third parties to support the recovery of refinery loads and 2) the increase in prices associated to the recovery of international indicators.
[3]	It corresponds to the purchases of crude oil from royalties that Ecopetrol makes to the National Agency of Hydrocarbons (ANH) derived from the national production.
[4]	Corresponds to: i) result of the process of use and valuation of core inventories, ii) measurement at net realizable value (VNR) and iii) other charges that can be capitalized to projects. The variation corresponds to the recovery of international indicators that affects the valuation and higher volumes.
[5]	Includes the transfer to operating expenses of the costs related to the Barranca refinery units without production due to the decrease in loading capacity due to the health emergency.